Schedule of changes in the balance of the warrant liabilities (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Warrant Liabilities
Balance, beginning of period	$ 1,938	$ 5,154
CDI options issued		2,500
CDI options exercised	(4,191)	(31,251)
CDI options reclassified to equity		(3,802)
Fair value revaluation on exercise of CDI options	1,175	8,336
Fair value revaluation on amendment of exercise price		(36,828)
Fair value revaluation on CDI options at end of year	1,078	57,829
Balance, end of period		$ 1,938